Exhibit 99.1

Huntington Auto Trust 2016-1
	Collection Period Beginning Date		10/1/2019
	Collection Period Ending Date		10/31/2019
	Collection Period		36
	Payment Date		11/15/2019

	1. DEAL SUMMARY
		Beginning Period Note Factor	(A) Beginning Period Balance	(B) Principal Distribution Amount	(C) Ending Period Balance
(1)	Class A-1 Notes	—	$—	$—	$—
(2)	Class A-2 Notes	—	$—	$—	$—
(3)	Class A-3 Notes	—	$—	$—	$—
(4)	Class A-4 Notes	0.829830	$214,096,012.38	$19,462,764.72	$194,633,247.66
(5)	Class B Notes	1.000000	$20,250,000.00	$—	$20,250,000.00
(6)	Class C Notes	1.000000	$21,000,000.00	$—	$21,000,000.00
(7)	Class D Notes	1.000000	$15,750,000.00	$—	$15,750,000.00
(8)	Total Note Balance		$271,096,012.38	$19,462,764.72	$251,633,247.66
(9)	Overcollateralization		$7,500,000.00	$—	$7,500,000.00
(10)	Reserve Account Balance		$3,750,000.00	$—	$3,750,000.00
(11)	Net Pool Balance		$278,596,012.38	$19,462,764.72	$259,133,247.66
			Coupon Rate	Beginning Period Balance	Interest Distribution Amount
(12)	Class A-1 Notes		0.85000%	$—	$—
(13)	Class A-2 Notes		1.29000%	$—	$—
(14)	Class A-3 Notes		1.59000%	$—	$—
(15)	Class A-4 Notes		1.93000%	$214,096,012.38	$344,337.75
(16)	Class B Notes		2.21000%	$20,250,000.00	$37,293.75
(17)	Class C Notes		2.56000%	$21,000,000.00	$44,800.00
(18)	Class D Notes		2.96000%	$15,750,000.00	$38,850.00
(19)				$271,096,012.38	$465,281.50
	2. AVAILABLE FUNDS
(20)	Interest Collections		$1,099,778.68
(21)	Principal Collections		$12,443,527.48
(22)	Repurchased Loans		$—
(23)	Accounts Paid in Full		$6,774,386.60
(24)	Liquidation Proceeds		$51,814.17
(25)	Recoveries		$109,792.58
(26)	Investment Earnings		$—
(27)	Total Collections		$20,479,299.51
(28)	Reserve Account Draw Amount		$—
(29)	Total Available Funds		$20,479,299.51
	3. DISTRIBUTION OF AVAILABLE FUNDS
			Amount Due	Amount Paid	Shortfall
(30)	Servicing Fees	1.00%	$232,163.34	$232,163.34	$—
(31)	Class A-1 Notes Interest		$—	$—	$—
(32)	Class A-2 Notes Interest		$—	$—	$—
(33)	Class A-3 Notes Interest		$—	$—	$—
(34)	Class A-4 Notes Interest		$344,337.75	$344,337.75	$—
(35)	First Allocation of Principal		$—	$—	$—
(36)	Class B Notes Interest		$37,293.75	$37,293.75	$—
(37)	Second Allocation of Principal		$—	$—	$—
(38)	Class C Notes Interest		$44,800.00	$44,800.00	$—
(39)	Third Allocation of Principal		$—	$—	$—

(40)	Class D Notes Interest		$38,850.00	$38,850.00	$—
(41)	Fourth Allocation of Principal		$11,962,764.72	$11,962,764.72	$—
(42)	Reserve Account Deposit		$—	$—	$—
(43)	Regular Principal Distribution Amount		$7,500,000.00	$7,500,000.00	$—
(44)	Accrued and unpaid fees to owner/indenture trustees, and asset representations reviewer		$—	$—	$—
(45)	Remaining Funds to Certificate Holders		$319,089.95	$319,089.95	$—
			$20,479,299.51	$20,479,299.51
(46)	Principal Payment		$—
(47)	First Allocation of Principal		$—
(48)	Second Allocation of Principal		$—
(49)	Third Allocation of Principal		$—
(50)	Fourth Allocation of Principal		$11,962,764.72
(51)	Regular Principal Distribution Amount		$7,500,000.00
(52)	Total Principal		$19,462,764.72
	4. POOL INFORMATION
(53)	Pool Balance		$259,133,248
(54)	Number of Receivables Outstanding		32,626
(55)	Weighted Average Contract Rate		4.69%
(56)	Weighted Average Maturity		27.63
	5. OVERCOLLATERALIZATION INFORMATION
(57)	Specified Reserve Account Balance		$3,750,000.00
(58)	Initial Target Over Collateralization Amount		$11,250,000.00
(59)	Target Over Collateralization Amount		$7,500,000.00
(60)	Beginning Period O/C Amount		$7,500,000.00
(61)	Ending Period O/C Amount		$7,500,000.00
(62)	Overcollateralization Shortfall		$—
	6. RESERVE ACCOUNT INFORMATION
(63)	Specified Reserve Account Balance		$3,750,000.00
(64)	Beginning Reserve Account Balance		$3,750,000.00
(65)	Reserve Account Deposits		$—
(66)	Reserve Account Earnings
(67)	Earnings on Permitted Investments		$27,133.38
(68)	Distribute Reserve Account Earnings to Servicer		$—
(69)	Distribute Earnings on Permitted Investments to Servicer		$(27,133.38)
(70)	Reserve Account Draw Amount		$—
(71)	Reserve Account Excess Amount		$—
(72)	Ending Reserve Account Balance		$3,750,000.00
	7. LOSS & DELINQUENCY REPORTING		$ Amount	# of Receivables	Average
(73)	Realized Losses for Collection Period		$192,908.08	44	$4,384.27
(74)	Recoveries for Collection Period		$109,792.58	137	$801.41
(75)	Net Losses/(Recoveries) for Collection Period		$83,115.50
(76)
(77)	Cumulative Losses (net of recoveries) for All Collection Periods		$8,043,742.83
(78)	Cumulative Losses (net of recoveries) as a % of Initial Pool Balance		0.53625%

		10/31/2019	9/30/2019	8/31/2019	7/31/2019
(79)	Pool Balance at end of collection period	$259,133,248	$278,596,012	$297,410,674	$317,844,950
(80)	Number of receivables outstanding	32,626	34,080	35,461	36,950
(81)	Average month end Pool Balance	$268,864,630	$288,003,343	$307,627,812	$328,856,727
(82)	Realized Losses for Collection Period	$192,908	$129,792	$178,731	$194,122
(83)	Recoveries for Collection Period	$109,793	$87,091	$76,155	$92,974
(84)	Net Losses/(Recoveries) for Collection Period	$83,116	$42,701	$102,576	$101,149

(85)	Realized Losses (Gross) to Average Pool Balance (annualized)	0.861%	0.541%	0.697%	0.708%
(86)	Net Losses/(Recoveries) to Average Pool Balance (annualized)	0.371%	0.178%	0.400%	0.369%

(87)	Four month average Net Losses to Average Pool Balance (annualized)	0.331%

		10/31/2019	9/30/2019	8/31/2019	7/31/2019
(88)	Receivables 31-59 Days Delinquent	$3,061,236.82	$3,555,495.53	$3,459,997.98	$3,595,447.65
(89)	$ As % of Ending Pool Balance	1.181%	1.276%	1.163%	1.131%
(90)	# of Receivables	318	356	358	350
(91)	# As % of Ending Pool # of Receivables	0.975%	1.045%	1.010%	0.947%
(92)	Receivables 60-89 Days Delinquent	$751,396.86	$704,627.00	$716,873.94	$968,106.53
(93)	$ As % of Ending Pool Balance	0.290%	0.253%	0.241%	0.305%
(94)	# of Receivables	75	91	75	103
(95)	# As % of Ending Pool # of Receivables	0.230%	0.267%	0.211%	0.279%
(96)	Receivables 90 - 119 Days Delinquent	$348,404.63	$181,958.93	$308,391.57	$369,887.06
(97)	$ As % of Ending Pool Balance	0.134%	0.065%	0.104%	0.116%
(98)	# of Receivables	49	31	45	43
(99)	# As % of Ending Pool # of Receivables	0.150%	0.091%	0.127%	0.116%
(100)	Receivables 120+ Days Delinquent	$107,750.34	$186,761.29	$162,765.67	$192,862.17
(101)	$ As % of Ending Pool Balance	0.042%	0.067%	0.055%	0.061%
(102)	# of Receivables	17	25	20	25
(103)	# As % of Ending Pool # of Receivables	0.052%	0.073%	0.056%	0.068%
(104)	Total Delinquencies	$4,268,788.65	$4,628,842.75	$4,648,029.16	$5,126,303.41
(105)	$ As % of Ending Pool Balance	1.647%	1.661%	1.563%	1.613%
(106)	# of Receivables	459	503	498	521
(107)	# As % of Ending Pool # of Receivables	1.407%	1.476%	1.404%	1.410%
(108)	Receivables 60+ Days Delinquent	$1,207,551.83	$1,073,347.22	$1,188,031.18	$1,530,855.76
(109)	$ As % of Ending Pool Balance	0.466%	0.385%	0.399%	0.482%
(110)	Delinquency trigger	6.25%	6.25%	6.25%	6.25%
(111)	Total Repossession	$233,739.95	$177,821.22	$219,055.78	$207,557.72
(112)	# of Receivables	27	21	24	26

Name: Kim Taylor
Title: Senior Vice President
November 15, 2019